Organization and Principal Activities (Details)	Oct. 07, 2021 CNY (¥)	Jun. 30, 2023	Oct. 13, 2015 USD ($)	Oct. 13, 2015 HKD ($)	Dec. 24, 2001 USD ($)	Nov. 18, 2000 CNY (¥)	Dec. 05, 1991 CNY (¥)
Organization and Principal Activities (Details) [Line Items]
Registered capital			$ 6,911,771	$ 53,911,815
Subsidiary percentage	55.00%
Kang Fu [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital | $					$ 17,193,021
Subsidiary ownership percentage		100.00%
Huada [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital							¥ 51,390,000
Yada [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital						¥ 50,000,000
Hainan [Member]
Organization and Principal Activities (Details) [Line Items]
Registered capital	¥ 100,000,000